Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in the fair value of investments	$ 143,328,864
Interest and dividends	6,456,657
Total investment income	149,785,521
Interest income from notes receivable from participants	766,222
Contributions:
Participants	31,436,860
Employer	27,130,767
Rollovers	4,441,493
Total contributions	63,009,120
Benefits paid to participants	(96,462,781)
Net increase in net assets	117,098,082
Net assets available for benefits at:
Beginning of the year	955,527,352
End of the year	$ 1,072,625,434